Related Party Transactions	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
a) Transactions with Golar Partners and subsidiaries:

Net revenues: The transactions with Golar Partners and its subsidiaries for the period from January 1, 2021 to April 15, 2021 and for nine months ended September 30, 2020 consisted of the following:

	Period ended April 15, 2021	Nine months ended September 30,
(in thousands of $)	2021	2020
Management and administrative services revenue (a)	1,717	5,920
Ship management fees revenue (b)	2,251	3,947
Interest income on short-term loan (c)	18	285
Total	3,986	10,152

(Payables)/receivables: The balances with Golar Partners and its subsidiaries as of September 30, 2021 and December 31, 2020 consisted of the following:

(in thousands of $)	September 30, 2021	December 31, 2020
Balances due to Golar Partners and its subsidiaries (c)	—	(1,133)
Methane Princess lease security deposit (d)	—	349
Total	—	(784)

a)Management and administrative services revenue - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited ("Golar Management"), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Where external service providers costs are incurred by us on behalf of Golar Partners, these are recharged at cost. Golar Partners may terminate the agreement by providing 120 days written notice.

b)Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

c)Interest income on short-term loan, balances due to Golar Partners and its subsidiaries - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees and expenses for management, advisory and administrative services, dividends in respect of the Hilli Common Units and other related party arrangements. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.

d)Methane Princess Lease security deposit - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to a lease for the Methane Princess. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the predecessor Omnibus Agreement which terminated on April 15, 2021.

Under the predecessor Omnibus Agreement, we provided a $11.4 million tax indemnification guarantee to Golar Partners in connection with the Methane Princess finance lease which was voluntarily terminated contemporaneously with closing of the GMLP Merger (note 20) where we paid $8.6 million and $0.8 million to the lessor and Golar Partners respectively, and released the remaining liability to the income statement (note 9).

Other transactions:

During the period ended April 15, 2021 and nine months ended September 30, 2020, we received total distributions from Golar Partners of $0.5 million and $10.1 million, respectively, with respect to the common units and general partner units owned by us.

During the period ended April 15, 2021 and nine months ended September 30, 2020, Hilli LLC had declared distributions totaling $7.8 million and $9.9 million, respectively, with respect to the common units owned by Golar Partners. We have agreed to indemnify Golar Partners for certain costs incurred in Hilli's operations when these costs exceed a contractual ceiling. During the period ended April 15, 2021 and nine months ended September 30, 2020, we have accounted for $nil and $0.3 million, respectively with respect to Hilli's indemnification cost. As of September 30, 2021 and 2020, we do not have a payable to Golar Partners in respect of the Hilli LLC's quarterly distribution.

Following the completion of the GMLP Merger on April 15, 2021, Golar Partners ceased to be a related party and subsequent transactions with Golar Partners and its subsidiaries are treated as a third party and settled under normal payment terms. Furthermore, the Management and administrative services agreement and Ship management fee agreement were terminated and replaced with the Transition Services Agreement, Bermuda Services Agreement and Ship Management Agreements (note 9).
b) Transactions with Hygo and affiliates:

Net revenues: The transactions with Hygo and its affiliates for the period from January 1, 2021 to April 15, 2021 and for the nine months ended September 30, 2020 consisted of the following:

	Period ended April 15, 2021	Nine months ended September 30,
(in thousands of $)	2021	2020
Management and administrative services revenue	2,051	3,900
Ship management fees income	904	1,247
Debt guarantee compensation (a)	676	3,221
Total	3,631	8,368

Payables: The balances with Hygo and its affiliates as of September 30, 2021 and December 31, 2020 consisted of the following:

(in thousands of $)	September 30, 2021	December 31, 2020
Trading balances due to Hygo and affiliates	—	(11,222)
Balances due to Hygo and affiliates (b)	—	(11,222)

a)Debt guarantee compensation - In connection with the closing of the Hygo and Stonepeak transaction, Hygo entered into agreements to compensate Golar in relation to certain debt guarantees (as further described under the subheading “Guarantees”) relating to Hygo and its subsidiaries. The compensation amounted to $0.7 million and $3.2 million income for the period ended April 15, 2021 and nine months ended September 30, 2020, respectively.

b)Balances due to Hygo and affiliates - Receivables and payables with Hygo and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Hygo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.

Guarantees:
Debt guarantees - As described in (a) above, we receive compensation from Hygo in relation to our provision of guarantees on certain of its long-term debt. These debt facilities are secured against specific vessels. As of December 31, 2020, we have guaranteed $422.3 million, of Hygo's gross long-term debt obligations.

Other transactions:

Net Cool Pool expenses - Net expenses relating to the other pool participants are presented in our consolidated Statement of Operations in the line item “Voyage, charter hire and commission expenses” for the period ended April 15, 2021 and nine months ended September 30, 2020 amounted to $2.9 million and $2.7 million, respectively.

Following the completion of the Hygo Merger on April 15, 2021, Hygo ceased to be a related party and subsequent transactions with Hygo and its subsidiaries are treated as third party transactions and settled under normal payment terms. Furthermore, the Management and administrative services agreement and Ship management fee agreement were terminated and replaced with the Transition Services Agreement, Bermuda Services Agreement and Ship Management Agreements (note 9).

c) Transactions with OneLNG and subsidiaries:

Receivables: The balances with OneLNG and its subsidiaries as of September 30, 2021 and December 31, 2020 consisted of the following:

(in thousands of $)	September 30, 2021	December 31, 2020
Balances due from OneLNG	—	64
Total	—	64

Balances due from OneLNG - Receivables with OneLNG and its subsidiaries comprise primarily of unpaid advisory, administrative services and payment on behalf of a related party. Balances due from OneLNG are unsecured and interest free.
d) Transactions with other related parties:

Net (expenses)/revenue: The transactions with other related parties for the nine months ended September 30, 2021 and 2020 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2021	2020
Magni Partners (a)	(177)	(564)
Borr Drilling (b)	258	218
2020 Bulkers (c)	82	(5)
Avenir LNG (d)	346	848
ECGS (e)	1,482	—
Total	1,991	497

Receivables: The balances with other related parties as of September 30, 2021 and December 31, 2020 consisted of the following:

(in thousands of $)	September 30, 2021	December 31, 2020
Magni Partners (a)	81	81
Borr Drilling (b)	149	936
2020 Bulkers (c)	29	51
Avenir LNG (d)	1,326	980
Total	1,585	2,048

a) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited (“Magni Partners”), a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

b) Borr Drilling - Tor Olav Trøim is the founder, and director of Borr Drilling, a Bermuda company listed on the Oslo and Nasdaq stock exchanges. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

c) 2020 Bulkers is a related party by virtue of common directorships. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

d) Avenir LNG entered into agreements to compensate Golar in relation to certain debt guarantees relating to Avenir LNG and its subsidiaries. This compensation amounted to an aggregate of $0.3 million and $0.8 million for the nine months ended September 30, 2021 and 2020, respectively.

e) We chartered Golar Ice to ECGS during the nine months ended September 30, 2021.